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UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549
FORM N-Q
QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT
INVESTMENT COMPANY
Investment Company Act file number 811-07890
AIM Tax-Exempt Funds (Invesco Tax-Exempt Funds)*

(Exact name of registrant as specified in charter)
11 Greenway Plaza, Suite 2500 Houston, Texas 77046

(Address of principal executive offices)      (Zip code)
Philip A. Taylor 11 Greenway Plaza, Suite 2500 Houston, Texas 77046

(Name and address of agent for service)
Registrant’s telephone number, including area code: (713) 626-1919
Date of fiscal year end: 12/31
Date of reporting period: 3/31/11
* Fund included is Invesco Tax-Exempt Securities Fund.

Item 1. Schedule of Investments.

Invesco Tax-Exempt Securities Fund
Quarterly Schedule of Portfolio Holdings
March 31, 2011
invesco.com/us                    MS-TES-QTR-1 03/11           Invesco Advisers, Inc.

Schedule of Investments
March 31, 2011
(Unaudited)

			Principal
	Interest	Maturity	Amount
	Rate	Date	(000)	Value

Municipal Obligations—106.79%

Alaska—0.54%

Northern Tobacco Securitization Corp.; Series 2006 A, Sr. Tobacco Settlement Asset-Backed Current Interest RB	5.00%	06/01/32	$5,000	$3,492,550

Arizona—2.36%

Arizona (State of);
Series 2008 A, COP (INS-AGM) (a)	5.00%	09/01/24	2,375	2,391,174

Series 2008 A, COP (INS-AGM) (a)	5.00%	09/01/26	2,420	2,422,009

Glendale (City of) Industrial Development Authority (John C. Lincoln Health Network);
Series 2005 B, Ref. Hospital RB	5.25%	12/01/23	3,250	3,107,780

Series 2005 B, Ref. Hospital RB	5.25%	12/01/25	2,250	2,066,557

Glendale (City of) Industrial Development Authority (Midwestern University);
Series 2010, RB	5.00%	05/15/35	500	444,805

Series 2010, RB	5.13%	05/15/40	1,150	1,050,421

Phoenix (City of) Civic Improvement Corp.; Series 2004, Jr. Lien Wastewater System RB (INS-NATL) (a)	5.00%	07/01/27	2,000	2,023,460

Pima (County of) Industrial Development Authority (Tucson Electric Power Co.); Series 2010 A, IDR	5.25%	10/01/40	1,925	1,667,127

				15,173,333

California—11.69%

Alameda (County of) Joint Powers Authority (Juvenile Justice Refunding); Series 2008 A, Lease RB (INS-AGM) (a)	5.00%	12/01/25	4,535	4,596,268

Alvord Unified School District (Election of 2007);
Series 2008 A, Unlimited Tax GO Bonds (INS-AGM) (a)	5.00%	08/01/25	375	375,866

Series 2008 A, Unlimited Tax GO Bonds (INS-AGM) (a)	5.00%	08/01/26	3,025	3,000,830

Beverly Hills Unified School District (Election of 2008);
Series 2009, Unlimited Tax CAB GO Bonds (b)	0.00%	08/01/26	3,180	1,284,561

Series 2009, Unlimited Tax CAB GO Bonds (b)	0.00%	08/01/31	40	11,067

California (State of) Housing Finance Agency; Series 1983 B, Home Mortgage CAB RB (INS- FHA) (a)(b)	0.00%	08/01/15	680	451,819

Series 2006 K, Home Mortgage RB (c)	4.70%	08/01/31	4,000	3,263,680

California (State of) Statewide Communities Development Authority (Adventist Health System/West); Series 2005 A, Health Facility RB	5.00%	03/01/30	5,000	4,538,600

California (State of) Statewide Communities Development Authority (John Muir Health); Series 2006 A, RB	5.00%	08/15/32	7,000	6,185,690

California (State of); Series 2002, Unlimited Tax GO Bonds	6.00%	04/01/19	3,500	4,051,740

California County Tobacco Securitization Agency (Los Angeles County Securitization Corp.); Series 2006 A, Tobacco Settlement Asset-Backed Turbo Bonds	5.45%	06/01/28	3,000	2,384,400

Clovis Unified School District (Election of 2004); Series 2004 A, Unlimited Tax CAB GO Bonds (INS-NATL) (a)(b)	0.00%	08/01/29	1,585	477,703

El Segundo Unified School District (Election of 2008);
Series 2009 A, Unlimited Tax CAB GO Bonds (b)	0.00%	08/01/32	5,030	1,162,684

Series 2009 A, Unlimited Tax CAB GO Bonds (b)	0.00%	08/01/33	4,185	903,751

Foothill/Eastern Transportation Corridor Agency; Series 1999, Ref. Toll Road Conv. RB	5.88%	01/15/27	10,000	8,912,100

Golden State Tobacco Securitization Corp.; Series 2005 A, Enhanced Tobacco Settlement Asset-Backed RB	5.00%	06/01/45	1,500	1,208,130

Indio (City of) Redevelopment Agency (Indio Redevelopment Merged Project Area);
Series 2008 A, Sub. Tax Allocation Bonds	5.13%	08/15/25	780	681,728

Series 2008 A, Sub. Tax Allocation Bonds	5.25%	08/15/26	1,960	1,714,412

Long Beach Unified School District (Election of 2008); Series 2009 A, Unlimited Tax GO Bonds	5.75%	08/01/33	5,000	5,239,100

Los Angeles (City of) Department of Water & Power; Sub. Series 2001 B-2, VRD Water System RB (d)	0.20%	07/01/35	1,000	1,000,000

Menifee Union School District (Election of 2008); Series 2009 C, Unlimited Tax CAB GO Bonds (INS-AGC) (a)(b)	0.00%	08/01/35	3,260	627,126

     See accompanying notes which are an integral part of this schedule.
          Invesco Tax-Exempt Securities Fund

			Principal
	Interest	Maturity	Amount
	Rate	Date	(000)	Value

California—(continued)

Oakland (Port of);
Series 2002 L, RB (c)(e)(f)	5.00%	11/01/12	$530	$567,609

Series 2002 L, RB (INS-NATL) (a)(c)	5.00%	11/01/21	4,260	4,037,543

Patterson Joint Unified School District (Election of 2008);
Series 2009 B, Unlimited Tax CAB GO Bonds (INS-AGM) (a)(b)	0.00%	08/01/37	1,170	189,680

Series 2009 B, Unlimited Tax CAB GO Bonds (INS-AGM) (a)(b)	0.00%	08/01/38	4,770	712,209

Series 2009 B, Unlimited Tax CAB GO Bonds (INS-AGM) (a)(b)	0.00%	08/01/39	5,010	698,144

Series 2009 B, Unlimited Tax CAB GO Bonds (INS-AGM) (a)(b)	0.00%	08/01/40	5,260	679,487

Series 2009 B, Unlimited Tax CAB GO Bonds (INS-AGM) (a)(b)	0.00%	08/01/41	5,520	663,062

Series 2009 B, Unlimited Tax CAB GO Bonds (INS-AGM) (a)(b)	0.00%	08/01/44	145	13,898

Riverside (County of) Public Financing Authority (Air Force Village West, Inc.);
Series 1999, COP	5.75%	05/15/19	1,845	1,623,914

Series 1999, COP	5.80%	05/15/29	3,900	3,022,344

Southern California Public Power Authority (Mead-Adelanto); Series 1994 A, RB (INS-AMBAC) (a)(g)	8.75%	07/01/15	9,000	10,808,100

				75,087,245

Colorado—3.23%

Colorado (State of) Educational & Cultural Facilities Authority (National Jewish Federation Bond Program); Series 2005 A-8, VRD RB (LOC-Bank of America, N.A.) (d)(h)	0.23%	09/01/35	200	200,000

Colorado (State of) Housing & Finance Authority; Series 1998 A-2, Single Family Program Sr. RB (c)	6.60%	05/01/28	125	126,130

Colorado (State of) Regional Transportation District (Denver Transit Partners Eagle P3);
Series 2010, Private Activity RB	6.50%	01/15/30	1,250	1,256,762

Series 2010, Private Activity RB	6.00%	01/15/41	1,400	1,269,114

E-470 Public Highway Authority; Series 1997 B, Sr. CAB RB (INS-NATL) (a)(b)	0.00%	09/01/14	20,000	17,112,000

Public Authority for Colorado Energy; Series 2008, Natural Gas Purchase RB	6.25%	11/15/28	750	760,358

				20,724,364

Connecticut—0.18%

Connecticut (State of) Health & Educational Facilities Authority (Quinnipiac University); Series 2007 K-2, RB (INS-NATL) (a)	5.00%	07/01/23	1,100	1,125,091

District of Columbia—2.83%

District of Columbia;
Series 2006 B-1, Ballpark RB (INS-NATL) (a)	5.00%	02/01/31	12,000	10,817,640

Series 2009 A, Sec. Income Tax RB (i)	5.25%	12/01/27	6,860	7,344,865

				18,162,505

Florida—6.60%

Highlands (County of) Health Facilities Authority (Adventist Health);
Series 2006 C, RB (e)(f)(j)	5.25%	11/15/16	100	117,986

Series 2006 C, RB (j)	5.25%	11/15/36	3,900	3,644,901

Jacksonville (City of); Series 2001, Transportation RB (INS-NATL) (a)	5.00%	10/01/26	8,500	8,512,070

Miami-Dade (County of); Series 2005 B, Sub. Special Obligation RB (INS-NATL) (a)	5.00%	10/01/35	2,500	2,288,925

Mid-Bay Bridge Authority;
Series 1991 A, RB (e)	6.88%	10/01/22	2,500	3,207,875

Series 1993 A, Ref. RB (INS-AMBAC) (a)	5.85%	10/01/13	3,500	3,540,250

Series 2008 A, Ref. RB (INS-AGC) (a)	5.00%	10/01/27	1,840	1,700,657

South Miami (City of) Health Facilities Authority (Baptist Health South Florida Obligated Group); Series 2007, Hospital RB (i)	5.00%	08/15/42	18,000	15,905,520

Tampa Bay Water; Series 2001 A, Ref. Utility System Improvement RB (INS-NATL) (a)	6.00%	10/01/29	3,000	3,432,150

				42,350,334

See accompanying notes which are an integral part of this schedule.
          Invesco Tax-Exempt Securities Fund

			Principal
	Interest	Maturity	Amount
	Rate	Date	(000)	Value

Georgia—3.05%

Atlanta (City of);
Series 2000 A, Ref. Airport General RB (INS-NATL) (a)	5.88%	01/01/17	$5,000	$5,042,250

Series 2004 C, Airport Passenger Facility Charge & Sub. Lien General RB (INS-AGM) (a)	5.00%	01/01/33	4,000	3,811,120

Series 2004 J, Airport Passenger Facility Charge & Sub. Lien General RB (INS-AGM) (a)	5.00%	01/01/34	3,000	2,821,200

Augusta (City of); Series 2004, Water & Sewerage RB (INS-AGM) (a)	5.25%	10/01/39	3,000	2,971,530

Fulton (County of); Series 1998, Water & Sewerage RB (INS-NATL) (a)	4.75%	01/01/28	5,000	4,951,250

				19,597,350

Hawaii—0.06%

Hawaii (State of) Housing Finance & Development Corp.; Series 1997 A, Single Family Mortgage Purchase RB (CEP-FNMA) (c)	5.75%	07/01/30	390	393,023

Idaho—1.28%

Idaho (State of) Housing & Finance Association (Federal Highway Trust Fund);
Series 2008 A, Grant & RAB (INS-AGC) (a)	5.25%	07/15/23	4,230	4,523,393

Series 2008 A, Grant & RAB (INS-AGC) (a)	5.25%	07/15/24	3,485	3,692,078

				8,215,471

Illinois—8.48%

Chicago (City of) (O’Hare International Airport); Series 2005 A, General Airport Third Lien RB (INS-NATL) (a)	5.25%	01/01/24	5,000	5,035,050

Chicago (City of) (Roosevelt Square/ABLA Redevelopment Project); Series 2009 A, Ref. Tax Increment Allocation COP	7.13%	03/15/22	1,920	1,880,390

Chicago (City of) Transit Authority (FTA Section 5309 Fixed Guideway Modernization Formula Funds); Series 2008, Capital Grant Receipts RB (INS-AGC) (a)	5.25%	06/01/25	4,840	4,799,102

Chicago (City of);
Series 1995 A-2, Ref. Unlimited Tax GO Bonds (INS-AMBAC) (a)	6.25%	01/01/14	3,000	3,279,210

Series 2001 A, Ref. Unlimited Tax GO Bonds (INS-NATL) (a)	5.38%	01/01/17	2,000	2,155,920

Series 2011, Tax Increment COP	7.13%	05/01/21	1,400	1,387,708

DeKalb County Community Unit School District No. 428;
Series 2008, Unlimited Tax GO Bonds (INS-AGM) (a)	5.00%	01/01/26	2,600	2,646,748

Series 2008, Unlimited Tax GO Bonds (INS-AGM) (a)	5.00%	01/01/27	990	1,002,652

Illinois (State of) Finance Authority (Resurrection Health Care Corp.); Series 2009, Ref. RB	6.13%	05/15/25	2,870	2,845,175

Illinois (State of) Finance Authority (Rush University Medical Center Obligated Group); Series 2009 A, RB	7.25%	11/01/38	2,000	2,120,420

Illinois (State of) Metropolitan Pier & Exposition Authority (McCormick Place Expansion); Series 2002 B, Ref. Conv. CAB RB (INS-NATL) (a)(b)	0.00%	06/15/22	20,000	14,905,000

Illinois (State of); Series 1991, Civic Center RB (INS-AMBAC) (a)	6.25%	12/15/20	3,495	3,875,640

Kendall, Kane & Will Counties Community Unit School District No. 308; Series 2008, Unlimited Tax CAB GO Bonds (INS-AGM) (a)(b)	0.00%	02/01/20	3,295	2,097,136

McHenry (County of) (Wonder Lake Dredging); Series 2010, Special Service Area RB	6.50%	03/01/30	2,000	2,002,540

Railsplitter Tobacco Settlement Authority;
Series 2010, RB	5.25%	06/01/21	1,000	977,610

Series 2010, RB	6.00%	06/01/28	3,575	3,470,360

				54,480,661

Iowa—2.22%

Iowa (State of) Tobacco Settlement Authority; Series 2005 C, Asset-Backed RB	5.38%	06/01/38	3,500	2,499,315

Iowa (State of);
Series 2009 A, Iowa Jobs Board Program Special Obligation RB (i)(k)	5.00%	06/01/25	5,815	6,156,980

Series 2009 A, Iowa Jobs Board Program Special Obligation RB (i)(k)	5.00%	06/01/26	4,360	4,581,880

Washington (County of) (Washington County Hospital); Series 2006, Hospital RB	5.50%	07/01/32	1,275	1,036,027

				14,274,202

Kansas—0.46%

Wyandotte (County of) & Kansas City (City of) Unified Government (Redevelopment Project Area B); Second Lien Series 2005, Ref. Sales Tax Special Obligation RB	5.00%	12/01/20	2,945	2,966,734

See accompanying notes which are an integral part of this schedule.
          Invesco Tax-Exempt Securities Fund

			Principal
	Interest	Maturity	Amount
	Rate	Date	(000)	Value

Kentucky—1.03%

Kentucky (State of) Economic Development Finance Authority (Owensboro Medical Health System, Inc.); Series 2010 A, Hospital Facilities RB	6.50%	03/01/45	$1,700	$1,611,192

Louisville & Jefferson (Counties of) Metropolitan Sewer District; Series 1998 A, Sewer & Drainage System RB (INS-NATL) (a)	4.75%	05/15/28	5,000	4,999,700

				6,610,892

Louisiana—0.43%

St. John the Baptist (Parish of) (Marathon Oil Corp.); Series 2007 A, RB	5.13%	06/01/37	3,000	2,762,850

Maryland—1.15%

Baltimore (County of) (Oak Crest Village Inc. Facility); Series 2007 A, RB	5.00%	01/01/37	2,500	2,122,000

Maryland (State of) Health & Higher Educational Facilities Authority (Charlestown Community); Series 2010, RB	6.13%	01/01/30	2,250	2,231,190

Maryland (State of) Health & Higher Educational Facilities Authority (King Farm Presbyterian Retirement Community); Series 2007 B, RB	5.00%	01/01/17	255	240,363

Maryland (State of) Health & Higher Educational Facilities Authority (Medstar Health); Series 2004, Ref. RB	5.50%	08/15/33	3,000	2,816,370

				7,409,923

Massachusetts—5.16%

Massachusetts (State of) Health & Educational Facilities Authority (Boston College); Series 2008 M-2, RB	5.50%	06/01/30	2,100	2,343,159

Massachusetts (State of) Health & Educational Facilities Authority (Harvard University); Series 2009 A, RB (i)	5.50%	11/15/36	20,955	22,217,120

Massachusetts (State of) Health & Educational Facilities Authority (Massachusetts Institute of Technology); Series 2008 O, RB (i)	5.50%	07/01/36	6,680	7,044,461

Massachusetts (State of) Health & Educational Facilities Authority (Tufts University); Series 2008 N-2, VRD RB (d)	0.15%	08/15/34	1,000	1,000,000

Massachusetts (State of); Series 2006 A, VRD Unlimited Tax GO Bonds (d)	0.30%	03/01/26	500	500,000

				33,104,740

Michigan—1.74%

Detroit (City of); Series 2006 C, Ref. Second Lien Water Supply System RB (INS-AGM) (a)	5.00%	07/01/26	1,285	1,191,580

Michigan (State of) Strategic Fund (Detroit Edison Co.); Series 1999 B, Ref. Limited Obligation PCR (c)	5.65%	09/01/29	10,000	9,971,100

				11,162,680

Missouri—2.09%

Missouri (State of) Health & Educational Facilities Authority (Barnes-Jewish Inc./Christian Health Services); Series 1993 A, RB	5.25%	05/15/14	10,000	10,676,000

Missouri (State of) Health & Educational Facilities Authority (Washington University); Series 2004 B, VRD RB (d)	0.19%	02/15/34	2,660	2,660,000

Missouri (State of) Housing Development Commission (Homeownership Loan Program); Series 2000 B-1, Single Family Mortgage RB (CEP-GNMA) (c)	7.45%	09/01/31	90	92,866

				13,428,866

Nevada—2.25%

Clark (County of) (Las Vegas-McCarran International Airport); Series 2010 A, Passenger Facility Charge RB	5.13%	07/01/34	2,000	1,835,820

Clark (County of); Series 1992 A, Transportation Improvement Limited Tax GO Bonds (INS-AMBAC) (a)	6.50%	06/01/17	3,000	3,562,260

Series 2004 A-1, Airport System Sub. Lien RB (INS-NATL) (a)(c)	5.50%	07/01/23	5,000	5,023,150

Clark County School District; Series 2007 C, Building Limited Tax GO Bonds	5.00%	06/15/26	4,000	4,015,520

				14,436,750

New Hampshire—0.03%

New Hampshire (State of) Housing Finance Authority; Series 2000 B, Single Family Mortgage Acquisition RB (c)	6.70%	07/01/29	190	192,960

See accompanying notes which are an integral part of this schedule.
          Invesco Tax-Exempt Securities Fund

			Principal
	Interest	Maturity	Amount
	Rate	Date	(000)	Value

New Jersey—5.02%

New Jersey (State of) Economic Development Authority (Lawrenceville School); Series 1996 B, VRD Economic Development RB (d)	0.21%	07/01/26	$2,500	$2,500,000

New Jersey (State of) Economic Development Authority (Montclair State University Student Housing); Series 2010 A, RB	5.75%	06/01/31	1,570	1,448,482

New Jersey (State of) Economic Development Authority; Sub-Series 2005 N-1, Ref. School Facilities Construction RB (INS-AMBAC) (a)	5.50%	09/01/24	3,885	4,035,621

New Jersey (State of) Passaic Valley Sewage Commissioners; Series 2003 F, Sewer System RB (INS-NATL) (a)	5.00%	12/01/19	9,000	9,119,880

New Jersey (State of) Tobacco Settlement Financing Corp.; Series 2007 1-A, Tobacco Settlement Asset-Backed RB	4.63%	06/01/26	1,905	1,369,638

New Jersey (State of) Transportation Trust Fund Authority; Series 2006 C, Transportation System CAB RB (INS-AGC) (a)(b)	0.00%	12/15/26	10,000	3,763,500

New Jersey (State of) Turnpike Authority; Series 2003 A, RB (INS-NATL) (a)	5.00%	01/01/27	10,000	10,024,500

				32,261,621

New Mexico—0.47%

Farmington (City of) (Public Service Co. of New Mexico San Juan);
Series 2010 A, Ref. PCR (f)(j)	5.20%	06/01/20	1,000	991,810

Series 2010 C, Ref. PCR	5.90%	06/01/40	2,150	1,995,222

				2,987,032

New York—11.29%

Brooklyn (City of) Arena Local Development Corp. (Barclays Center);
Series 2009, PILOT RB	6.25%	07/15/40	1,430	1,388,730

Series 2009, PILOT RB	6.38%	07/15/43	600	592,242

Long Island Power Authority; Series 2000 A, Electric System General CAB RB (INS-AGM) (a)(b)	0.00%	06/01/17	5,000	4,186,600

Metropolitan Transportation Authority; Series 2002 B, State Service Contract RB (INS-NATL) (a)	5.50%	07/01/24	5,000	5,178,550

New York (State of) Dormitory Authority (Suffolk County); Series 1986, Judicial Facilities Lease RB (e)	7.38%	07/01/16	7,875	9,132,559

New York (State of) Dormitory Authority;
Series 1990 A, State University Educational Facilities RB	7.50%	05/15/13	2,000	2,252,600

Series 1993 A, State University Educational Facilities RB	5.25%	05/15/15	5,000	5,507,650

New York City (City of) Housing Development Corp. (Ruppert Project); Series 1978, MFH RB	6.50%	11/15/18	2,514	2,644,827

New York City (City of) Industrial Development Agency (7 World Trade Center); Series 2005 A, Liberty RB	6.25%	03/01/15	6,000	6,021,120

New York City (City of) Transitional Finance Authority;
Series 2003 D, Future Tax Sec. RB (e)(f)	5.25%	02/01/13	4,440	4,699,207

Series 2010 A, Sec. Future Tax Sub. RB (i)	5.00%	05/01/28	5,570	5,766,287

Series 2010 A, Sec. Future Tax Sub. RB (i)	5.00%	05/01/29	4,455	4,587,625

Series 2010 A, Sec. Future Tax Sub. RB (i)	5.00%	05/01/30	4,455	4,524,364

New York City (City of); Sub-Series 2008 L-1, Unlimited Tax GO Bonds	5.00%	04/01/27	2,225	2,281,092

Port Authority of New York & New Jersey (JFK International Air Terminal LLC); Series 2010, Special Obligation RB	6.00%	12/01/42	1,500	1,422,735

Sales Tax Asset Receivable Corp.; Series 2005 A, RB (INS-AMBAC) (a)	5.00%	10/15/29	10,000	10,169,900

Westchester Tobacco Asset Securitization Corp.; Series 2005, Tobacco Settlement Asset-Backed RB	5.13%	06/01/38	3,000	2,122,650

				72,478,738

North Carolina—0.83%

North Carolina (State of) Municipal Power Agency No. 1; Series 1998 A, Catawba Electric RB (INS-NATL) (a)	5.50%	01/01/15	4,750	5,321,995

North Dakota—0.14%

McLean (County of) (Great River Energy); Series 2010 B, Solid Waste Facilities RB	5.15%	07/01/40	1,000	930,110

Ohio—1.60%

Cleveland (City of); Series 2008 B-1, Public Power System CAB RB (INS-NATL) (a)(b)	0.00%	11/15/25	3,895	1,720,421

Erie (County of) (Firelands Regional Medical Center); Series 2002 A, Hospital Facilities RB	5.63%	08/15/32	3,000	2,623,800

See accompanying notes which are an integral part of this schedule.
          Invesco Tax-Exempt Securities Fund

			Principal
	Interest	Maturity	Amount
	Rate	Date	(000)	Value

Ohio—(continued)

Lorain (County of) (Catholic Healthcare Partners); Series 2001 A, Ref. Hospital Facilities Improvement RB	5.25%	10/01/33	$5,000	$4,698,650

Ohio (State of) Water Development Authority (FirstEnergy Nuclear Generation Corp.); Series 2009 A, Ref. PCR (f)(j)	5.88%	06/01/16	1,140	1,225,489

				10,268,360

Oregon—0.31%

Warm Springs Reservation Confederated Tribes of Oregon (Pelton Round Butte); Series 2009 B, Hydroelectric Tribal Economic Development RB (l)	6.38%	11/01/33	2,000	1,994,880

Pennsylvania—0.71%

Chester (County of) Industrial Development Authority (RHA/Pennsylvania Nursing Homes, Inc); Series 2002, First Mortgage RB	8.50%	05/01/32	1,655	1,609,090

Pennsylvania (State of) Turnpike Commission;
Sub-Series 2010 B2, Conv. Sub. CAB RB (b)	0.00%	12/01/28	2,400	1,847,784

Sub-Series 2010 B2, Conv. Sub. CAB RB (b)	0.00%	12/01/34	1,450	1,106,713

				4,563,587

Puerto Rico—5.11%

Puerto Rico (Commonwealth of) Electric Power Authority;
Series 1989 O, CAB RB (b)(e)	0.00%	07/01/17	15,000	12,282,300

Series 2010 CCC, Power RB	5.25%	07/01/27	2,000	1,893,100

Puerto Rico (Commonwealth of) Highway & Transportation Authority; Series 1993 X, Ref. RB	5.50%	07/01/15	10,000	10,748,500

Puerto Rico (Commonwealth of) Sales Tax Financing Corp.;
Series 2010 A, First Sub. Sales Tax RB	5.38%	08/01/39	2,400	2,181,480

Series 2010 A, First Sub. Sales Tax RB	5.50%	08/01/42	2,400	2,209,008

Series 2010 C, First Sub. Sales Tax RB	5.25%	08/01/41	3,950	3,507,995

				32,822,383

South Carolina—1.70%

Charleston (County of) Educational Excellence Financing Corp. (Charleston County School District); Series 2005, Installment Purchase RB	5.25%	12/01/30	5,000	5,022,200

Lexington (County of) Health Services District, Inc.; Series 2007, Ref. Hospital RB	5.00%	11/01/16	210	225,954

Richland (County of) (International Paper Co.); Series 2007 A, Ref. Environmental Improvement RB	4.60%	09/01/12	1,025	1,058,671

South Carolina (State of) Transportation Infrastructure Bank; Series 2002 A, RB (INS-AMBAC) (a)	5.25%	10/01/21	4,430	4,575,658

				10,882,483

Texas—14.94%

Capital Area Cultural Education Facilities Finance Corp. (The Roman Catholic Diocese of Austin); Series 2005 B, RB	6.13%	04/01/45	2,500	2,368,900

Dallas & Fort Worth (Cities of) International Airport; Series 2003 A, Joint RB (INS-AGM) (a)(c)	5.25%	11/01/24	10,000	10,050,300

Friendswood Independent School District; Series 2008, Schoolhouse Unlimited Tax GO Bonds (CEP-Texas Permanent School Fund)	5.00%	02/15/26	2,840	2,999,438

Harris (County of) Health Facilities Development Corp. (Texas Medical Center Central Heating and Cooling Services Corp.);
Series 2008, Thermal Utility RB (INS-AGC) (a)	5.00%	11/15/26	3,860	3,906,127

Series 2008, Thermal Utility RB (INS-AGC) (a)	5.00%	11/15/27	3,180	3,197,840

Harris (County of);
Series 2007 C, Ref. Toll Road Sub. Lien Unlimited Tax GO Bonds (INS-AGM) (a)	5.25%	08/15/31	6,665	7,146,413

Series 2009 A, Toll Road Sr. Lien RB	5.00%	08/15/31	2,920	2,926,774

Houston (City of) Convention & Entertainment Facilities Department;
Series 2001 B, Hotel Occupancy Tax & Special CAB RB (INS-AGM) (a)(b)	0.00%	09/01/26	8,750	3,586,275

Series 2001 B, Hotel Occupancy Tax & Special CAB RB (INS-AGM) (a)(b)	0.00%	09/01/27	3,600	1,370,520

Houston (City of);
Series 2000 A, Airport System Sub. Lien RB (INS-AGM) (a)(c)	5.88%	07/01/17	5,000	5,110,150

Series 2004 A, Ref. Combined Utility System First Lien RB (INS-AGM) (a)	5.25%	05/15/22	15,000	16,097,850

Series 2004 A, Ref. Combined Utility System First Lien RB (INS-NATL) (a)	5.25%	05/15/25	5,000	5,217,300

See accompanying notes which are an integral part of this schedule.
          Invesco Tax-Exempt Securities Fund

			Principal
	Interest	Maturity	Amount
	Rate	Date	(000)	Value

Texas—(continued)

Houston Independent School District; Series 2008, Schoolhouse Limited Tax GO Bonds (CEP-Texas Permanent School Fund)	5.00%	02/15/26	$6,875	$7,240,544

Lubbock (City of) Health Facilities Development Corp. (Carillon Senior LifeCare Community); Series 2005 A, Ref. First Mortgage RB	6.63%	07/01/36	5,000	4,344,300

North Texas Tollway Authority;
Series 2008 D, Ref. First Tier System CAB RB (INS-AGC) (a)(b)	0.00%	01/01/28	12,800	4,640,640

Series 2008 D, Ref. First Tier System CAB RB (INS-AGC) (a)(b)	0.00%	01/01/29	2,165	729,930

Series 2008 D, Ref. First Tier System CAB RB (INS-AGC) (a)(b)	0.00%	01/01/31	4,710	1,378,240

San Antonio (City of); Series 2002, Ref. Water System RB (INS-AGM) (a)	5.00%	05/15/28	5,000	5,006,750

Tarrant (County of) Cultural Education Facilities Finance Corp.; Series 2007 A, Ref. Health Resources System RB	5.00%	02/15/17	2,700	2,943,108

Texas (State of) Turnpike Authority; Series 2002, First Tier CAB RB (INS-BHAC) (a)(b)	0.00%	08/15/27	1,000	369,760

Texas A&M University System Board of Regents; Series 2009 A, Financing System RB	5.00%	05/15/25	1,610	1,722,716

Texas Private Activity Bond Surface Transportation Corp. (North Transit Express Mobility); Series 2009, Sr. Lien RB	6.88%	12/31/39	1,610	1,649,268

Victoria Independent School District; Series 2008, School Building Unlimited Tax GO Bonds (CEP-Texas Permanent School Fund)	5.00%	02/15/23	1,790	1,940,163

				95,943,306

Utah—0.86%

Salt Lake City (City of) (IHC Hospitals, Inc.); Series 1983, Ref. Hospital RB (e)	5.00%	06/01/15	5,000	5,517,200

Vermont—0.31%

Vermont (State of) Economic Development Authority (Wake Robin Corp.); Series 2006 A, Mortgage RB	5.38%	05/01/36	2,550	1,960,058

Virgin Islands—0.28%

Virgin Islands Public Finance Authority (Virgin Islands Matching Fund Loan Note); Series 2010 A, Sr. Lien Working Capital RB	5.00%	10/01/25	1,900	1,823,335

Virginia—0.17%

Virginia (State of) Tobacco Settlement Financing Corp.; Series 2005, Asset-Backed RB (e)	5.50%	06/01/26	1,000	1,107,690

Washington—5.20%

Grant (County of) Public Utility District No. 2;
Series 2001 H, Ref. Electric System RB (INS-AGM) (a)	5.38%	01/01/18	5,000	5,145,350

Series 2005 A, Ref. Wanapum Hydroelectric Development RB (INS-NATL) (a)	5.00%	01/01/38	2,500	2,334,025

Seattle (City of);
Series 2003, Ref. Water System RB (INS-NATL) (a)	5.00%	09/01/20	10,000	10,560,100

Series 2003, Ref. Water System RB (INS-NATL) (a)	5.00%	09/01/23	10,000	10,420,400

Series 2008, Drainage & Wastewater RB	5.00%	06/01/25	2,450	2,577,351

Washington (State of); Series 2007 B, Motor Vehicle Fuel Unlimited Tax GO Bonds	5.00%	07/01/27	2,250	2,335,995
				33,373,221

Wisconsin—0.83%

Wisconsin (State of); Series 2009 A, General Fund Annual Appropriation RB	5.63%	05/01/28	5,000	5,309,550

Wyoming—0.16%
Uinta (County of) (Chevron U.S.A. Inc.); Series 1993, Ref. VRD PCR (d)	0.17%	08/15/20	1,000	1,000,000

TOTAL INVESTMENTS(m) —106.79% (Cost $673,932,618)				685,698,073

OTHER ASSETS LESS LIABILITIES—0.48%				3,120,128

Floating Rate and Dealer Trusts Obligations Related to Securities Held—(7.27)%

Notes with interest rates ranging from 0.25% to 0.26% at 03/31/11 and contractual maturities of collateral ranging from 06/01/25 to 08/15/42 (See Note 1E) (n)				(46,695,000)

NET ASSETS—100.00%				$642,123,201

See accompanying notes which are an integral part of this schedule.
          Invesco Tax-Exempt Securities Fund

Investment Abbreviations:

AGC	—Assured Guaranty Corp.
AGM	—Assured Guaranty Municipal Corp.
AMBAC	—Ambac Assurance Corp.*
BHAC	—Berkshire Hathaway Assurance Corp.
CAB	—Capital Appreciation Bond
CEP	—Credit Enhancement Provider
Conv.	—Convertible
COP	—Certificates of Participation
FHA	—Federal Housing Administration
FNMA	—Federal National Mortgage Association
FTA	—Federal Transit Administration
GNMA	—Government National Mortgage Association
GO	—General Obligation
IDR	—Industrial Development Revenue Bonds
INS	—Insurer
Jr.	—Junior
LOC	—Letter of Credit
MFH	—Multi-Family Housing
NATL	—National Public Finance Guarantee Corp.
PCR	—Pollution Control Revenue Bonds
PILOT	—Payment-in-Lieu-of-Tax
RAB	—Revenue Anticipation Bonds
RB	—Revenue Bonds
Ref.	—Refunding
Sr.	—Senior
Sub.	—Subordinated
VRD	—Variable Rate Demand
Notes to Schedule of Investments:

(a)	Principal and/or interest payments are secured by the bond insurance company listed.

(b)	Zero coupon bond issued at a discount.

(c)	Security subject to the alternative minimum tax.

(d)	Demand security payable upon demand by the Fund at specified time intervals no greater than thirteen months. Interest rate is redetermined periodically. Rate shown is the rate in effect on March 31, 2011.

(e)	Advance refunded; secured by an escrow fund of U.S. Government obligations or other highly rated collateral.

(f)	Security has an irrevocable call by the issuer or mandatory put by the holder. Maturity date reflects such call or put.

(g)	Current coupon rate for an inverse floating rate municipal obligation. This rate resets periodically as the auction rate on the related security changes. The value of the inverse floating rate municipal obligation represents 1.68% of net assets.

(h)	Principal and interest payments are fully enhanced by a letter of credit from the bank listed or a predecessor bank, branch or subsidiary.

(i)	Underlying security related to Dealer Trusts entered into by the Fund. See Note 1E.

(j)	Interest or dividend rate is redetermined periodically. Rate shown is the rate in effect on March 31, 2011.

(k)	Security is subject to a shortfall agreement which may require the Fund to pay amounts to a counterparty in the event of a significant decline in the market value of the security underlying the inverse floater. In case of a shortfall, the maximum potential amount of payments the Fund could ultimately be required to make under the agreement is $6,850,000. However, such shortfall payment would be reduced by the proceeds from the sale of the security underlying the inverse floater.

(l)	Security purchased or received in a transaction exempt from registration under the Securities Act of 1933, as amended. The security may be resold pursuant to an exemption from registration under the 1933 Act, typically to qualified institutional buyers. The value of this security at March 31, 2011 represented 0.31% of the Fund’s Net Assets.

(m)	This table provides a listing of those entities that have either issued, guaranteed, backed or otherwise enhanced the credit quality of more than 5% of the securities held in the portfolio. In instances where the entity has guaranteed, backed or otherwise enhanced the credit quality of a security, it is not primarily responsible for the issuer’s obligations but may be called upon to satisfy the issuer’s obligations.

Entities	Percentage

National Public Finance Guarantee Corp.	22.2%

Assured Guaranty Municipal Corp.	13.1

AMBAC Assurance Corp.*	6.4

(n)	Floating rate note obligations related to securities held. The interest rates shown reflect the rates in effect at March 31, 2011. At March 31, 2011, the Fund’s investments with a value of $78,129,102 are held by Dealer Trusts and serve as collateral for the $46,695,000 in the floating rate note obligations outstanding at that date.

*	AMBAC filed for bankruptcy on November 8, 2010.
See accompanying notes which are an integral part of this schedule.
          Invesco Tax-Exempt Securities Fund

Notes to Quarterly Schedule of Portfolio Holdings
March 31, 2011
(Unaudited)
NOTE 1 — Significant Accounting Policies
A.	Security Valuations — Securities, including restricted securities, are valued according to the following policy.

Securities are fair valued using an evaluated quote provided by an independent pricing service approved by the Board of Trustees. Evaluated quotes provided by the pricing service may be determined without exclusive reliance on quoted prices and may reflect appropriate factors such as institution-size trading in similar groups of securities, yield, quality, coupon rate, maturity, type of issue, individual trading characteristics and other market data. Short-term obligations, including commercial paper, having 60 days or less to maturity are recorded at amortized cost which approximates value. Securities with a demand feature exercisable within one to seven days are valued at par. Debt securities are subject to interest rate and credit risks. In addition, all debt securities involve some risk of default with respect to interest and principal payments.

Securities for which market quotations either are not readily available or are unreliable are valued at fair value as determined in good faith by or under the supervision of the Trust’s officers following procedures approved by the Board of Trustees. Some of the factors which may be considered in determining fair value are fundamental analytical data relating to the investment; the nature and duration of any restrictions on transferability or disposition; trading in similar securities by the same issuer or comparable companies; relevant political, economic or issuer specific news; and other relevant factors under the circumstances.

Valuations change in response to many factors including the historical and prospective earnings of the issuer, the value of the issuer’s assets, general economic conditions, interest rates, investor perceptions and market liquidity. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.

B.	Securities Transactions and Investment Income — Securities transactions are accounted for on a trade date basis. Realized gains or losses on sales are computed on the basis of specific identification of the securities sold. Interest income is recorded on the accrual basis from settlement date. Dividend income (net of withholding tax, if any) is recorded on the ex-dividend date. Bond premiums and discounts are amortized and/or accreted for financial reporting purposes.

The Fund may periodically participate in litigation related to Fund investments. As such, the Fund may receive proceeds from litigation settlements. Any proceeds received are included in the Statement of Operations as realized gain (loss) for investments no longer held and as unrealized gain (loss) for investments still held.

The Fund allocates realized and unrealized capital gains and losses to a class based on the relative net assets of each class. The Fund allocates income to a class based on the relative value of the settled shares of each class.

C.	Country Determination — For the purposes of making investment selection decisions and presentation in the Schedule of Investments, the investment adviser may determine the country in which an issuer is located and/or credit risk exposure based on various factors. These factors include the laws of the country under which the issuer is organized, where the issuer maintains a principal office, the country in which the issuer derives 50% or more of its total revenues and the country that has the primary market for the issuer’s securities, as well as other criteria. Among the other criteria that may be evaluated for making this determination are the country in which the issuer maintains 50% or more of its assets, the type of security, financial guarantees and enhancements, the nature of the collateral and the sponsor organization. Country of issuer and/or credit risk exposure has been determined to be the United States of America, unless otherwise noted.

D.	Other Risks — The value of, payment of interest on, repayment of principal for and the ability to sell a municipal security may be affected by constitutional amendments, legislative enactments, executive orders, administrative regulations, voter initiatives and the economics of the regions in which the issuers are located.

Since, many municipal securities are issued to finance similar projects, especially those relating to education, health care, transportation and utilities, conditions in those sectors can affect the overall municipal securities market and a Fund’s investments in municipal securities.

There is some risk that a portion or all of the interest received from certain tax-free municipal securities could become taxable as a result of determinations by the Internal Revenue Service.
          Invesco Tax-Exempt Securities Fund

E.	Floating Rate Note Obligations — The Fund invests in inverse floating rate securities, such as Residual Interest Bonds (“RIBs”) or Tender Option Bonds (“TOBs”) for investment purposes and to enhance the yield of the Fund. Inverse floating rate investments tend to underperform the market for fixed rate bonds in a rising interest rate environment, but tend to outperform the market for fixed rate bonds when interest rates decline or remain relatively stable. Such transactions may be purchased in the secondary market without first owning the underlying bond or by the sale of fixed rate bonds by the Fund to special purpose trusts established by a broker dealer (“Dealer Trusts”) in exchange for cash and residual interests in the Dealer Trusts’ assets and cash flows, which are in the form of inverse floating rate securities. The Dealer Trusts finance the purchases of the fixed rate bonds by issuing floating rate notes to third parties and allowing the Fund to retain residual interest in the bonds. The floating rate notes issued by the Dealer Trusts have interest rates that reset weekly and the floating rate note holders have the option to tender their notes to the Dealer Trusts for redemption at par at each reset date. The residual interests held by the Fund (inverse floating rate investments) include the right of the Fund (1) to cause the holders of the floating rate notes to tender their notes at par at the next interest rate reset date, and (2) to transfer the municipal bond from the Dealer Trusts to the Fund, thereby collapsing the Dealer Trusts.

TOBs are presently classified as private placement securities. Private placement securities are subject to restrictions on resale because they have not been registered under the Securities Act of 1933, as amended or are otherwise not readily marketable. As a result of the absence of a public trading market for these securities, they may be less liquid than publicly traded securities. Although these securities may be resold in privately negotiated transactions, the prices realized from these sales could be less than those originally paid by the Fund or less than what may be considered the fair value of such securities.

The Fund accounts for the transfer of bonds to the Dealer Trusts as secured borrowings, with the securities transferred remaining in the Fund’s investment assets, and the related floating rate notes reflected as Fund liabilities under the caption Floating rate note obligations on the Statement of Assets and Liabilities. The Fund records the interest income from the fixed rate bonds under the caption Interest and records the expenses related to floating rate obligations and any administrative expenses of the Dealer Trusts as a component of Interest, facilities and maintenance fees on the Statement of Operations.

The Fund generally invests in inverse floating rate securities that include embedded leverage, thus exposing the Fund to greater risks and increased costs. The primary risks associated with inverse floating rate securities are varying degrees of liquidity and the changes in the value of such securities in response to changes in market rates of interest to a greater extent than the value of an equal principal amount of a fixed rate security having similar credit quality, redemption provisions and maturity which may cause the Fund’s net asset value to be more volatile than if it had not invested in inverse floating rate securities. In certain instances, the short-term floating rate interests created by the special purpose trust may not be able to be sold to third parties or, in the case of holders tendering (or putting) such interests for repayment of principal, may not be able to be remarketed to third parties. In such cases, the special purpose trust holding the long-term fixed rate bonds may be collapsed. In the case of RIBs or TOBs created by the contribution of long-term fixed income bonds by the Fund, the Fund will then be required to repay the principal amount of the tendered securities. During times of market volatility, illiquidity or uncertainty, the Fund could be required to sell other portfolio holdings at a disadvantageous time to raise cash to meet that obligation.
NOTE 2 — Additional Valuation Information
Generally Accepted Accounting Principles (“GAAP”) defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date, under current market conditions. GAAP establishes a hierarchy that prioritizes the inputs to valuation methods giving the highest priority to readily available unadjusted quoted prices in an active market for identical assets (Level 1) and the lowest priority to significant unobservable inputs (Level 3) generally when market prices are not readily available or are unreliable. Based on the valuation inputs, the securities or other investments are tiered into one of three levels. Changes in valuation methods may result in transfers in or out of an investment’s assigned level:
Level 1 —	Prices are determined using quoted prices in an active market for identical assets.

Level 2 —	Prices are determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk, yield curves, loss severities, default rates, discount rates, volatilities and others.
          Invesco Tax-Exempt Securities Fund

Level 3 —	Prices are determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect the Fund’s own assumptions about the factors market participants would use in determining fair value of the securities or instruments and would be based on the best available information.
     The following is a summary of the tiered valuation input levels, as of March 31, 2011. The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.
     During the three months ended March 31, 2011, there were no significant transfers between investment levels.

	Level 1	Level 2	Level 3	Total

Municipal Obligations	$—	$685,698,073	$—	$685,698,073

NOTE 3 — Investment Securities

Unrealized Appreciation (Depreciation) of Investment Securities on a Tax Basis

Aggregate unrealized appreciation of investment securities	$31,736,758

Aggregate unrealized (depreciation) of investment securities	(17,301,012)

Net unrealized appreciation of investment securities	$14,435,746

Cost of investments for tax purposes is $671,262,328.
NOTE 4 — Subsequent Event
The Board of Trustees unanimously approved an Agreement and Plan of Reorganization (the “Agreement”) pursuant to which Invesco Tax-Exempt Securities Fund (the “Fund”) would transfer all of its assets and liabilities to Invesco Van Kampen Municipal Income Fund (the “Acquiring Fund”).
     The Fund’s shareholders approved the Agreement on April 14, 2011 and the reorganization is expected to be consummated in June 2011. Upon closing of the reorganization, shareholders of the Fund will receive a corresponding class of shares of the Acquiring Fund in exchange for their shares of the Fund and the Fund will liquidate and cease operations.
     In anticipation of the closing, the Fund will limit public sales of its shares to new investors, effective as of the open of business on May 9, 2011.
          Invesco Tax-Exempt Securities Fund

Item 2.	Controls and Procedures.
(a)	As of March 21, 2011, an evaluation was performed under the supervision and with the participation of the officers of the Registrant, including the Principal Executive Officer (“PEO”) and Principal Financial Officer (“PFO”), to assess the effectiveness of the Registrant’s disclosure controls and procedures, as that term is defined in Rule 30a-3(c) under the Investment Company Act of 1940 (“Act”), as amended. Based on that evaluation, the Registrant’s officers, including the PEO and PFO, concluded that, as of March 21, 2011, the Registrant’s disclosure controls and procedures were reasonably designed so as to ensure: (1) that information required to be disclosed by the Registrant on Form N-Q is recorded, processed, summarized and reported within the time periods specified by the rules and forms of the Securities and Exchange Commission; and (2) that material information relating to the Registrant is made known to the PEO and PFO as appropriate to allow timely decisions regarding required disclosure.

(b)	There have been no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the Registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 3.	Exhibits.
Certifications of PEO and PFO as required by Rule 30a-2(a) under the Investment Company Act of 1940.

SIGNATURES
Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.
Registrant: AIM Tax-Exempt Funds (Invesco Tax-Exempt Funds)

By:	/s/ Philip A. Taylor
Philip A. Taylor
Principal Executive Officer

Date: May 27, 2011
Pursuant to the requirements of the Securities and Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By:	/s/ Philip A. Taylor
Philip A. Taylor
Principal Executive Officer

Date: May 27, 2011

By:	/s/ Sheri Morris
Sheri Morris
Principal Financial Officer

Date: May 27, 2011

EXHIBIT INDEX
Certifications of Principal Executive Officer (“PEO”) and Principal Financial Officer (“PFO”) as required by Rule 30a-2(a) under the Investment Company Act of 1940, as amended.